Cover	Jan. 21, 2026
Cover [Abstract]
Entity Registrant Name	INDEPENDENCE POWER HOLDINGS, INC.
Entity Central Index Key	0002025878
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	true
Document Period End Date	Jan. 21, 2026
Entity Ex Transition Period	false
Entity File Number	333-282541
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	35-2851106
Entity Address Address Line 1	14114 N. Dallas Parkway
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75254
City Area Code	903
Local Phone Number	944-7121
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	This amendment of the Current Report on Form 8-K filed by Independence Power Holdings, Inc. (f/k/a TriUnity Business Services Limited) (the “Company”) on January 27, 2026 to report the dismissal of JP Centurion & Partners PLT (“JP Centurion”) as the Company’s independent registered accounting firm (the “Original Form 8-K”), is being filed to (a) amend and restate the disclosure contained in Item 4.01 to correct the dates of the fiscal periods referenced in the second, third, fourth and sixth paragraphs, (b) provide the letter from JP Centurion addressed to the Securities and Exchange Commission and (c) announce under Item 8.01 an event that occurred after the filing of the Original Form 8-K. No other changes have been made to the Original Form 8-K.